ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Studio City International Holdings Limited (“Studio City International”) is an exempted company with limited liability registered by way of continuation in the Cayman Islands and its American depositary shares (“ADSs”) are listed on the New York Stock Exchange under the symbol “MSC” in the United States of America (the “U.S.”).
Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides services pursuant to a casino contract to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming concession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the Nasdaq Global Select Market in the U.S.
Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each. The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in profits and surplus assets. MCO Cotai Investments Limited, a subsidiary of Melco, through its ownership of the Class A ordinary shares, is the controlling shareholder of Studio City International. New Cotai, LLC (“New Cotai”), a private company organized in the U.S., is the holder of all outstanding Class B ordinary shares which have only voting and no economic rights. New Cotai has a non-voting,
non-shareholding
economic participation interest (“Participation Interest”) in MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the participation agreement (the “Participation Agreement”) entered into by MSC Cotai, New Cotai and Studio City International in 2018 (the “MSC Cotai’s Distribution”). The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically cancelled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares. As of December 31, 2023 and 2022, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately 9.4% of the MSC Cotai’s Distribution in each of those years.
Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to Business Operations and COVID-19
The Company completed construction of its Studio City Phase 2 expansion before the extended deadline of June 30, 2023 for the development period under the Studio City land concession. The first stage of Studio City Phase 2 was opened in April 2023 while the second stage was opened in Septe
m
ber 2023.

While the Company’s business continues to recover from the impact of, and disruptions caused by,
COVID-19,
the pace of recovery of the Company’s business from COVID-19 could vary materially from current estimates and could materially affect the Company’s business, prospects, financial cond iti
on and results of operations.